Consolidated Balance Sheets		Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
CURRENT ASSETS
Cash and bank balances		¥ 1,172,480	$ 164,697	¥ 130,923
Restricted cash		35,523,810	4,990,000
Accounts receivable, net		16,930,876	2,378,266	40,441,296
Deposits, prepayments and other receivables		9,628,377	1,352,490	12,603,304
Other Receivables Related Parties Current				7,299
Inventories		441,904	62,074	127,296
Total current assets		63,697,447	8,947,527	53,310,118
NON-CURRENT ASSETS
Property and equipment, net				5,585
Right-of-use assets		467,577	65,680	811,819
Deferred tax assets, net		4,249,503	596,924	2,722,233
Total non-current assets		4,717,080	662,604	3,539,637
Total assets		68,414,527	9,610,131	56,849,755
CURRENT LIABILITIES
Short-term bank borrowings		10,000,000	1,404,692	10,000,000
Accounts payable		9,413,410	1,322,294	15,055,820
Accruals and other payables		287,674	40,409	607,954
Other payables – related parties		2,934,083	412,148	35,560,546
Contract liabilities		69,776	9,801	1,673,479
Lease liabilities		371,879	52,238	350,366
Tax payable				328,318
Total current liabilities		23,076,822	3,241,582	63,576,483
NON-CURRENT LIABILITIES
Lease liabilities		95,698	13,443	461,453
Total non-current liabilities		95,698	13,443	461,453
Total liabilities		23,172,520	3,255,025	64,037,936
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of September 30, 2024 and 2025, 18,000,000 shares and 20,500,000 shares issued and outstanding as of September 30, 2024 and 2025, respectively	[1]	8,399	1,180	7,272
Additional paid in capital		66,212,597	9,300,828
Statutory reserves		1,679,428	235,908	1,679,428
Accumulated other comprehensive loss		(1,611,000)	(226,297)	(656,670)
Accumulated deficit		(21,047,417)	(2,956,513)	(8,218,211)
Total shareholders’ (deficit) equity		45,242,007	6,355,106	(7,188,181)
Total liabilities and shareholders’ (deficit) equity		¥ 68,414,527	$ 9,610,131	¥ 56,849,755

[1]	Giving retroactive effect to the 112,500 for 1 stock split effected on November 3, 2022 and 1-to-1.6 stock split effected on July 3, 2023